Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consist of the following:

	As of September 30,
	2025	2024
Tax refunds(1)	$109,401	$402,048
Deposits	32,068	436,450
Advance to suppliers(2)	1,110,819	35,128
Prepaid expenses(3)	2,254,030	1,808,887
Convertible Note, Current——Subscription Receivable(4)	412,000	—
Others	10,603	7,068
Prepayments and other current assets, net	$3,928,921	$2,689,581

(1)	Tax refunds consist of consumption tax and VAT refund for export business. The Group is eligible for consumption tax and VAT refund for cross-border products sales in Japan and China.

(2)

Due to the company's plan to launch a TikTok business in Japan in 2026, it signed a procurement agreement with a Hong Kong trading company and made an advance payment of $1,110,000 for the purchase of 3C electronic products such as headphones.

(3)

To expand its e-commerce business in overseas markets, the Company entered into one-year cooperation agreements with two advertising and marketing firms in June 2025. These two firms are responsible for the product traffic acquisition of the Company on overseas platforms such as Facebook and TikTok. The total advertising input amounted to $2,174,686, which is amortized into sales expenses on a quarterly basis in accordance with the settlement documents.

(4)	The Company issued convertible notes in July 2025, of which $450,000 remained uncollected. The amount after deducting related fees was $412,000, which was received in December 2025.